Investments in associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income statement and statement of comprehensive income
Revenue	€ 45,580	€ 43,809	€ 44,974
Depreciation and amortisation expense	(9,858)	(10,187)	(10,454)
Other income	79	568	4,281
Operating profit	5,664	5,097	4,099
Profit/(loss) before tax	3,954	4,400	795
Profit for the financial year	2,624	536	(455)
Profit from continuing operations, Owners of the parent	2,088	112	(920)
Non-controlling interests	536	424	465
Joint ventures where entity is venturer | INWIT S.p.A.
Income statement and statement of comprehensive income
Revenue	785	562
Operating expenses	(70)	(46)
Depreciation and amortisation expense	(513)	(398)
Operating profit	202	118
Interest expense	(90)	(101)
Profit/(loss) before tax	112	17
Income tax (expense)/credit	(30)	(7)
Profit for the financial year	82	10
Joint ventures where entity is venturer | VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue	4,056	4,010	3,948
Operating expenses	(2,104)	(2,058)	(2,163)
Depreciation and amortisation expense	(1,592)	(1,658)	(1,528)
Other income		25
Operating profit	360	319	257
Interest expense	(276)	(658)	(343)
Profit/(loss) before tax	84	(339)	(86)
Income tax (expense)/credit	(121)	(125)	(42)
Profit for the financial year	(37)	(464)	(128)
Joint ventures where entity is venturer | TPG Telecom Limited
Income statement and statement of comprehensive income
Revenue	3,375	3,010	2,108
Operating expenses	(2,292)	(2,096)	(1,489)
Depreciation and amortisation expense	(914)	(769)	(508)
Operating profit	169	145	111
Interest income		1	4
Interest expense	(122)	(201)	(256)
Profit/(loss) before tax	47	(55)	(141)
Income tax (expense)/credit	(27)	495
Profit for the financial year	20	440	(141)
Joint ventures where entity is venturer | Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue	4,450	4,847	5,704
Operating expenses	(2,802)	(3,133)	(4,938)
Depreciation and amortisation expense	(2,390)	(2,442)	(2,426)
Other income	34	2,135	6,627
Operating profit	(776)	(2,863)	(8,287)
Interest income	14	32	147
Interest expense	(2,297)	(2,035)	(1,740)
Profit/(loss) before tax	(3,059)	(4,866)	(9,880)
Income tax (expense)/credit	2
Profit for the financial year	(3,057)	(4,866)	(9,880)
Associates | Safaricom Limited
Income statement and statement of comprehensive income
Revenue	2,318	2,083	2,310
Operating expenses	(1,164)	(1,030)	(1,122)
Depreciation and amortisation expense	(309)	(299)	(295)
Operating profit	845	754	893
Interest income	9	12	26
Interest expense	(59)	(27)	(18)
Profit/(loss) before tax	795	739	901
Income tax (expense)/credit	(270)	(197)	(282)
Profit for the financial year	525	542	619
Profit from continuing operations, Owners of the parent	542	542	619
Non-controlling interests	(17)
Associates | Indus Towers Ltd
Income statement and statement of comprehensive income
Revenue	3,122	2,421	2,365
Operating expenses	(1,480)	(1,247)	(1,336)
Depreciation and amortisation expense	(598)	(477)	(268)
Other income		(412)	592
Operating profit	1,044	1,109	169
Interest income		61	32
Interest expense	(140)	(194)	(196)
Profit/(loss) before tax	904	976	5
Income tax (expense)/credit	(272)	(168)	39
Profit for the financial year	632	808	44
Profit from continuing operations, Owners of the parent	€ 632	€ 808	€ 44